FINANCIAL INSTRUMENTS (Tables)	3 Months Ended
Mar. 31, 2012
FINANCIAL INSTRUMENTS
Changes in AOCI balances pertaining to foreign hedging activities

	Three Months Ended March 31,
	2012	2011
AOCI, beginning of year	$(4,404)	$—
Loss reclassified from AOCI into production costs	(510)	—
Other comprehensive loss recognized	7,274	—

AOCI, end of year	$2,360	$—

Summary of the amounts recognized in the "Gain on derivative financial instruments" line item of the Consolidated Statements of Income

	Three Months Ended March 31,
	2012	2011
Premiums realized on written foreign exchange call options	$419	$1,360
Mark-to-market gain on foreign exchange financial instruments	—	1,548
Realized gain on zinc financial instruments	476	—
Mark-to-market gain on zinc financial instruments	—	516
Realized loss on silver financial instruments	—	(2,073)

	$895	$1,351